UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 2010
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 Check here if Amendment [ ]; Amendment Number: ___________
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

 Name:  Andreeff Equity Advisors, L.L.C.
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        140 East St. Lucia Lane
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        Santa Rosa Beach, FL 32459
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 Form 13F File Number:  28- 11306
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:   Dane Andreeff
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 Title:  Managing Member
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 Phone:  (850) 622-3353
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Signature, Place, and Date of Signing:

   /s/ Dane Andreeff              Santa Rosa Beach, FL           July 29, 2010
--------------------------   ----------------------------    -------------------
      [Signature]                    [City, State]                  [Date]


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None


                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:          52
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Form 13F Information Table Value Total:        299,543
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                                             (x thousand)


List of Other Included Managers:  NONE

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   COLUMN 1              COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7           COULMN 8
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                         TITLE OF             VALUE    SHRS OR          PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER            CLASS     CUSIP   (X $1000)   PRN AMT  SH/PRN  CALL  DISCRETION  MANAGERS   SOLE     SHARED      NONE
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ALLIED NEVADA GOLD CORP     COM    019344100   3,479    176,795   SH             Sole                  176,795
ARCHER DANIELS MIDLAND CO   COM    039483102   10,802   418,352   SH             Sole                  418,352
ARDEA BIOSCIENCES INC       COM    03969P107   25,785   1,254,147 SH             Sole                  1,254,147
AURIZON MINES LTD           COM    05155P106   2,356    477,478   SH             Sole                  477,478
BARRICK GOLD CORP           COM    067901108   29,949   659,514   SH             Sole                  659,514
BENIHANA INC                CL A   082047200   3,481    587,955   SH             Sole                  587,955
BENIHANA INC                COM    082047101   3,399    530,334   SH             Sole                  530,334
BROWN & BROWN INC           COM    115236101   736      38,469    SH             Sole                  38,469
CALGON CARBON CORP          COM    129603106   569      42,944    SH             Sole                  42,944
CAMECO CORP                 COM    13321L108   6,053    284,444   SH             Sole                  284,444
CEPHALON INC                COM    156708109   6,062    106,820   SH             Sole                  106,820
COINSTAR INC                COM    19259P300   6,840    159,183   SH             Sole                  159,183
COWEN GROUP INC NEW         CL A   223622101   205      50,000    SH             Sole                  50,000
DENISON MINES CORP          COM    248356107   9,910    8,297,741 SH             Sole                  8,297,741
DEPOMED INC                 COM    249908104   560      200,000   SH             Sole                  200,000

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   COLUMN 1              COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7           COULMN 8
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                         TITLE OF             VALUE    SHRS OR          PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER            CLASS     CUSIP   (X $1000)   PRN AMT  SH/PRN  CALL  DISCRETION  MANAGERS   SOLE     SHARED      NONE
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ENERGYSOLUTIONS INC      COM       292756202   255      50,000    SH             Sole                  50,000
EVEREST RE GROUP LTD     COM       G3223R108   5,038    71,236    SH             Sole                  71,236
EXETER RES CORP          COM       301835104   693      110,000   SH             Sole                  110,000
FAMOUS DAVES AMER INC    COM       307068106   3,384    405,284   SH             Sole                  405,284
GAMMON GOLD INC          COM       36467T106   11,211   2,053,340 SH             Sole                  2,053,340
GEOKINETICS INC          COM PAR   372910307   1,549    404,489   SH             Sole                  404,489
                         $0.01
GLOBE SPECIALTY METALS   COM       37954N206   227      22,000    SH             Sole                  22,000
INC
HALLMARK FINL SVCS INC   COM NEW   40624Q203   4,283    430,500   SH             Sole                  430,500
EC
HEALTHCARE SVCS          COM       421906108   912      48,128    SH             Sole                  48,128
GRP INC
HILLTOP HOLDINGS INC     COM       432748101   601      60,000    SH             Sole                  60,000
INTERNATIONAL COAL GRP   COM       45928H106   14,810   3,846,881 SH             Sole                  3,846,881
INC N
INVESTMENT TECHNOLOGY    COM       46145F105   1,142    71,108    SH             Sole                  71,108
GRP NE
J ALEXANDERS CORP        COM       466096104   2,476    507,294   SH             Sole                  507,294
JAGUAR MNG INC           COM       47009M103   6,352    719,365   SH             Sole                  719,365
KEEGAN RES INC           COM       487275109   5,120    962,487   SH             Sole                  962,487
MAG SILVER CORP          COM       55903Q104   443      72,841    SH             Sole                  72,841
MURPHY OIL CORP          COM       626717102   4,337    87,524    SH             Sole                  87,524
MYRIAD PHARMACEUTICALS   COM       62856H107   282      75,000    SH             Sole                  75,000
NOBLE ENERGY INC         COM       655044105   5,354    88,744    SH             Sole                  88,744

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   COLUMN 1              COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7           COULMN 8
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                         TITLE OF             VALUE    SHRS OR           PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER            CLASS     CUSIP   (X $1000)   PRN AMT  SH/PRN  CALL  DISCRETION  MANAGERS   SOLE     SHARED      NONE
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NEWMONT MINING CORP      COM       651639106   21,361   345,983    SH             Sole                 345,983
NOVAGOLD RES INC         COM NEW   66987E206   27,457   3,933,636  SH             Sole                 3,933,636
OCCIDENTAL PETE CORP DEL COM       674599105   8,185    106,090    SH             Sole                 106,090
OMEGA HEALTHCARE INVS    COM       681936100   3,252    163,166    SH             Sole                 163,166
PAN AMERICAN SILVER CORP COM       697900108   16,768   663,302    SH             Sole                 663,302
PEABODY ENERGY CORP      COM       704549104   6,228    159,167    SH             Sole                 159,167
PLAINS EXPL& PRODTN CO   CALL      726505900   4,122    200,000    SH     CALL    Sole                 200,000
PETROQUEST ENERGY INC    COM       716748108   5,616    830,708    SH             Sole                 830,708
QUATERRA RES INC         COM       747952109   7,735    6,798,516  SH             Sole                 6,798,516
SEACOR HOLDINGS INC      COM       811904101   5,104    72,231     SH             Sole                 72,231
SHUTTERFLY INC           COM       82568P304   724      30,211     SH             Sole                 30,211
SPROTT PHYSICAL GOLD     UNIT      85207H104   4,414    375,948    SH             Sole                 375,948
STONE ENERGY CORP        COM       861642106   6,392    572,719    SH             Sole                 572,719
SYNOVUS FINL CORP        COM       87161C105   64       25,350     SH             Sole                 25,350
UR ENERGY INC            COM       91688R108   429      550,000    SH             Sole                 550,000
URANERZ ENERGY           COM       91688T104   53       50,956     SH             Sole                 50,956
VAALCO ENERGY INC        COM NEW   91851C201   560      100,000    SH             Sole                 100,000
WILLBROS GROUP INC DEL   COM       969203108   2,424    327,613    SH             Sole                 327,613

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